Operating expenses	3 Months Ended
Mar. 31, 2025
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Personnel costs	1,090	470
Consulting and professional fees	546	218
Other sales and marketing expenses	342	172
Sales & Marketing	1,977	860
The sales and marketing expenses as of March 31, 2025 consist primarily in consulting costs associated with market research in preparation for the Group's future sales and commercialization efforts in the U.S.
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Sub-contracting, studies and research	27,075	29,153
Personnel costs	4,552	5,069
Consulting and professional fees	3,209	3,981
Intellectual property fees	341	239
Other research and development expenses	567	860
Research and development expenses	35,744	39,301
For the three-month period ended March 31, 2025, research and development expenses were €39,301 thousand, as compared to
€35,744 thousand for the three-month period ended March 31, 2024. This increase was primarily due to a €2,988 thousand increase in expenses related to the CD program, resulting from the progression of the Phase 2b trials in CD and a €2,707 thousand increase in transversal activities related to the overall expansion of the research and development headcount to support the Group's organizational growth and the issuance of new equity awards to officers and employees in research and development. These were partially offset by a
€1,302 thousand decrease in expenses related to the UC clinical program.
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Personnel costs	5,274	4,688
Consulting and professional fees	1,517	1,935
Other general and administrative expenses	1,345	1,410
General and administrative expenses	8,136	8,033
For the three-month period ended March 31, 2025, general and administrative expenses were €8,033 thousand, as compared to
€8,136 thousand for the three-month period ended March 31, 2024. This decrease was primarily due to a decrease in personnel costs of
€586 thousand, or 11%, mainly resulting from the expense recognition pattern of equity awards granted to certain of the Group's officers and employees, many of which were issued in connection with the Group's U.S. initial public offering and listing on Nasdaq in
October 2023, as well as strict adherence to the approved budget, which includes savings through the gating of non essential spend.
These were partially offset by increased legal and professional fees and other costs associated with operating as a dual-listed public company.